Nature of Operations and Material Accounting Policy Information (Details)	12 Months Ended
Dec. 31, 2025
Financial instruments credit-impaired | Probability of default, measurement input
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of probability of default of financial instrument	1
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of property	30 years
Bottom of range | Distribution Networks, Customer Relationships, and Other Finite Life Intangible Assets
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of intangible assets	6 years
Bottom of range | Software
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of intangible assets	3 years
Bottom of range | Defined Benefit Assets
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of intangible assets	2 years
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of property	60 years
Top of range | Distribution Networks, Customer Relationships, and Other Finite Life Intangible Assets
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of intangible assets	68 years
Top of range | Software
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of intangible assets	10 years
Top of range | Defined Benefit Assets
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of intangible assets	10 years